Movement in Provision for Credit Card and Debit Card Reward Points (Detail) - Debit and Credit Cards Reward Points ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Valuation and Qualifying Accounts Disclosure [Line Items]
Opening provision of reward points	₨ 6,030.9	$ 80.0	₨ 4,711.2
Provision made during the year	5,356.0	71.0	3,747.3
Utilization/write back of provision	(3,868.8)	(51.3)	(2,555.9)
Closing provision of reward points	7,341.5	97.4	6,030.9
Change in Rate of Accrual of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	(176.6)	(2.3)	91.5
Change in Cost of Reward Points
Valuation and Qualifying Accounts Disclosure [Line Items]
Effect of change in rate of accrual of points/cost of reward	₨ 0.0	$ 0.0	₨ 36.8